Leases - Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	$ 28,449,000
Finance Lease, Liability, Payments, Due Year Two	56,222,000
Finance Lease, Liability, Payments, Due Year Three	56,213,000
Finance Lease, Liability, Payments, Due Year Four	56,204,000
Finance Lease, Liability, Payments, Due Year Five	56,348,000
Finance Lease, Liability, Payments, Due after Year Five	320,481,000
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line	35,000,000.0
Finance Lease, Liability, Payment, Due	573,900,000	$ 601,700,000
Finance Lease, Liability, Undiscounted Excess Amount	$ 171,400,000	$ 186,900,000